Due from Financial Institutions Measured at Amortized Cost - Summary of Details of Due from Financial Institutions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 32,569,058	₩ 27,791,693
The Bank of Korea
Cash And Cash Equivalents [line Items]
Interest rate(%)		0.00%
Due from financial institutions in Korean won
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	19,777,160	₩ 16,451,180
Due from financial institutions in Korean won | The Bank of Korea
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 13,939,438	11,635,481
Interest rate(%)	0.00%
Due from financial institutions in Korean won | KEB Hana Bank and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 4,141,440	₩ 3,342,114
Due from financial institutions in Korean won | KEB Hana Bank and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | KEB Hana Bank and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	4.16%	4.16%
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 1,696,282	₩ 1,473,585
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Korea Securities Finance Corporation and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	3.33%	3.33%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 12,791,898	₩ 11,340,513
Due from financial institutions in foreign currencies | The Bank of Korea and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 9,115,862	₩ 7,767,797
Due from financial institutions in foreign currencies | The Bank of Korea and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | The Bank of Korea and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	4.75%	4.75%
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 405,700	₩ 634,903
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Industrial and Commercial Bank of China and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	6.75%	6.75%
Due from financial institutions in foreign currencies | Yuanta Bank (Taiwan) and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 3,270,336	₩ 2,937,813
Due from financial institutions in foreign currencies | Yuanta Bank (Taiwan) and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Yuanta Bank (Taiwan) and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	6.70%	6.70%